Derivative and Hedging Activities - Narrative (Details) € in Millions, £ in Millions			3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 04, 2015 EUR (€)	Feb. 04, 2015 GBP (£)	Jun. 30, 2016 USD ($) € / $ £ / $	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) € / $ £ / $	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) derivative	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 EUR (€) € / $ £ / $	Jun. 30, 2016 GBP (£) € / $ £ / $	Jun. 28, 2016 £ / $	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 € / $	Dec. 31, 2015 £ / $	Dec. 31, 2015 GBP (£)	May 16, 2015 USD ($)	May 16, 2015 € / $	May 16, 2015 £ / $	May 16, 2015 $ / £	May 16, 2015 $ / €	Feb. 04, 2015 GBP (£)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 GBP (£)
Derivative [Line Items]
Borrowings under credit facility						$ 0	$ 251,572,000	$ 476,208,000	$ 258,500,000	$ 0
Losses on ineffectiveness			$ 500,000		$ 100,000	500,000	100,000	400,000	0
Credit facility			673,674,000			673,674,000		717,286,000	659,268,000
Credit facility denominated in foreign currency			528,200,000			528,200,000		551,800,000
Real estate denominated in foreign currency			440,200,000			440,200,000		468,300,000
Overhedge position			88,000,000			88,000,000		83,500,000
Gain (loss) on derivative							19,000,000	19,000,000
Proceeds from termination of derivatives						0	10,055,000	10,055,000	0	0
Proceeds retained by bank to reduce debt balance							8,893,000	8,900,000
Exchange rate															1.09	1.48
Gains on hedges and derivatives deemed ineffective			4,252,000		(508,000)	4,154,000	940,000	5,124,000	1,387,000	0
Gains on derivative instruments			3,830,000		(3,736,000)	3,481,000	475,000	3,935,000	1,881,000	$ 0
Fair value of derivatives in net liability position			18,900,000			18,900,000		7,100,000
Not Designated as Hedging Instrument
Derivative [Line Items]
Remeasurement losses on foreign denominated draws					(11,800,000)		(2,900,000)	(3,600,000)
Gains on derivative instruments			$ 3,800,000		$ (3,700,000)	$ 3,500,000	$ 500,000	$ 3,900,000	1,900,000
Not Designated as Hedging Instrument | Revisions
Derivative [Line Items]
Gains on derivative instruments				$ 1,100,000
GBP-USD Forwards
Derivative [Line Items]
Exchange rate			1.34			1.34					1.34	1.34	1.33			1.48				1.58	1.58
EUR-USD Forwards
Derivative [Line Items]
Exchange rate			1.11			1.11					1.11	1.11			1.09				1.14			1.14
Interest rate swaps, net
Derivative [Line Items]
Number of interest rate swaps terminated (derivative) | derivative								2
Loss from termination of derivative								$ 38,000
Interest rate swaps, net | Interest rate swaps (EUR) | Interest Expense | Designated as Hedging Instrument
Derivative [Line Items]
Estimate of time to transfer (months)						12 months		12 months
Estimated net amount to be transferred						$ 5,900,000		$ 4,400,000
Revolving Credit Facility
Derivative [Line Items]
Credit facility	€ 110.5																						£ 68.5
JPMorgan Chase Bank, N.A. | Revolving Credit Facility
Derivative [Line Items]
Borrowings under credit facility	€ 110.5	£ 68.5
Credit facility			$ 673,700,000			673,700,000		717,300,000	$ 659,300,000		€ 288.4	£ 155.2		€ 288.4			£ 160.2							€ 128.0	£ 169.8
Credit facility denominated in foreign currency											€ 35.2	£ 36.5		€ 27.9			£ 36.0
JPMorgan Chase Bank, N.A. | Revolving Credit Facility | Individual Investment | GBP-USD Forwards
Derivative [Line Items]
Credit facility			207,900,000			207,900,000		237,200,000
JPMorgan Chase Bank, N.A. | Revolving Credit Facility | Individual Investment | GBP-USD Forwards | Not Designated as Hedging Instrument
Derivative [Line Items]
Credit facility																		$ 92,100,000
JPMorgan Chase Bank, N.A. | Revolving Credit Facility | Individual Investment | EUR-USD Forwards
Derivative [Line Items]
Credit facility			$ 320,300,000			$ 320,300,000		314,600,000
JPMorgan Chase Bank, N.A. | Revolving Credit Facility | Individual Investment | EUR-USD Forwards | Not Designated as Hedging Instrument
Derivative [Line Items]
Credit facility																		$ 126,000,000
JPMorgan Chase Bank, N.A. | Foreign Line of Credit
Derivative [Line Items]
Credit facility								$ 551,800,000